Accounts and Other Receivables (Tables) - TINGO, INC. [Member]	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2021
Accounts and Other Receivables (Tables) [Line Items]
Schedule of accounts and other receivables
	March 31, 2022	December 31, 2021
Trade and other receivable gross	$1,134,738,254	$1,400,958,916
Allowance for expected credit loss	(49,094)	(42,065)
	1,134,689,160	1,400,916,851
Directors current account	—	289
	$1,134,689,160	$1,400,917,140

	September 30, 2021	December 31, 2020
Trade receivable gross	$1,414,465,264	$242,072,989
Allowance for expected credit loss	(28,705)	(119,207)
	1,414,436,560	241,953,782
Directors current account	72	—
	$1,414,436,631	$241,953,782

	December 31, 2021	December 31, 2020
Trade and other receivable gross	$1,400,958,916	$—
Allowance for expected credit loss	(42,065)	—
	1,400,916,851	—
Directors current account	—	241,953,782
Total Accounts and Other Receivables	$1,400,917,140	$241,953,782

Schedule of aging of the prepayments balance
	December 31, 2021	December 31, 2020
Due within one year	$409,434,667	$—
Over one year:
One to two years	409,434,667	—
Over two years	166,029,336	—
Total Prepayments	$984,898,669	$—

Prepayments – current portion	$409,434,667	—
Prepayments – non-current portion	575,464,002	—
Total Prepayments	$984,898,669	$—

Schedule of aging of the prepayments balance
	March 31, 2022	December 31, 2021
Due within one year	$403,801,148	$409,434,667
Over one year:
One to two years	403,801,148	409,434,667
Over two years	69,878,335	166,029,336
Total Prepayments	$877,480,631	$984,898,669

Prepayments – current portion	$403,801,148	409,434,667
Prepayments – non-current portion	473,679,483	575,464,002
Total Prepayments	$877,480,631	$984,898,669

	September 30, 2021	December 31, 2020
Due within one year	$409,434,667	$—
Over one year:
One to two years	409,434,667	—
Over two years	275,570,555	—
Total Prepayments	1,094,439,888	—

Prepayments – current portion	409,434,667	—
Prepayments – non-current portion	685,005,221	—
Total Prepayments	$1,094,439,888	$—